Risk Management (Details) - Schedule of guarantees values - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Loans to corporate entities [member]
Risk Management (Details) - Schedule of guarantees values [Line Items]
Maximum exposure to credit risk	$ 14,633,419	$ 12,810,975
Mortgages	3,392,760	3,091,284
Pledge	149,892	128,366	[1]
Securities	508,711	565,761
Warrants	4,451	2,842
Net collateral	4,055,814	3,788,253
Net exposure	10,577,605	9,022,722
Small Business Loans [Member]
Risk Management (Details) - Schedule of guarantees values [Line Items]
Maximum exposure to credit risk	5,038,913	4,790,622
Mortgages	3,124,172	3,178,176
Pledge	26,310	28,832	[1]
Securities	12,898	14,242
Warrants
Net collateral	3,163,380	3,221,250
Net exposure	1,875,533	1,569,372
Consumers loans [Member]
Risk Management (Details) - Schedule of guarantees values [Line Items]
Maximum exposure to credit risk	4,247,013	3,948,721
Mortgages	317,215	333,191
Pledge	622	795	[1]
Securities	2,498	2,518
Warrants
Net collateral	320,335	336,504
Net exposure	3,926,678	3,612,217
Mortgages [member]
Risk Management (Details) - Schedule of guarantees values [Line Items]
Maximum exposure to credit risk	10,346,528	9,387,372
Mortgages	8,730,747	8,499,584
Pledge	96	113	[1]
Securities	196	87
Warrants
Net collateral	8,731,039	8,499,784
Net exposure	1,615,489	887,588
Loans To Customers Net [Member]
Risk Management (Details) - Schedule of guarantees values [Line Items]
Maximum exposure to credit risk	34,265,873	30,937,690
Mortgages	15,564,894	15,102,235
Pledge	176,920	158,106	[1]
Securities	524,303	582,608
Warrants	4,451	2,842
Net collateral	16,270,568	15,845,791
Net exposure	$ 17,995,305	$ 15,091,899

[1]	Includes agricultural and industrial pledges, and pledges without conveyance.